Deferred and current taxation (Tables)	12 Months Ended
Mar. 31, 2025
Deferred and current taxation
Summary of components of the deferred and current taxation

	At March 31,
	2025	2024	2023
	€M	€M	€M
Current tax assets
Corporation tax assets	—	—	—
Total current tax assets	—	—	—

Current tax liabilities
Corporation tax liabilities	107.1	66.6	66.3
Total current tax liabilities	107.1	66.6	66.3

Deferred tax assets
Tax losses and temporary differences on plant, equipment and derivatives	(1.6)	(2.1)	(6.6)
Total deferred tax assets	(1.6)	(2.1)	(6.6)

Deferred tax liabilities
Temporary differences on property, plant and equipment and derivatives	377.1	362.0	159.3
Total deferred tax liabilities	377.1	362.0	159.3

Schedule of reconciliation of current and deferred tax liabilities (assets)

	At March 31,
	2025	2024	2023
	€M	€M	€M
Reconciliation of current tax
Liability at beginning of year	66.6	66.3	47.7
Corporation tax charge in year	125.4	49.4	22.7
Tax (paid)	(84.9)	(49.1)	(4.1)
Liability at end of year	107.1	66.6	66.3

	At March 31,
	2025	2024	2023
	€M	€M	€M
Reconciliation of deferred tax
Net liability at beginning of year	359.9	152.7	224.2
Temporary differences on derivatives hedging instruments	(31.8)	45.7	(177.5)
Tax losses and temporary differences on property, plant and equipment and other non-derivative items	47.4	161.5	106.0
Net liability at end of year	375.5	359.9	152.7

Summary of components of income tax expense

The components of the tax expense in the income statement were as follows:

	Year ended
	March 31,
	2025	2024	2023
	€M	€M	€M
Corporation tax charge	125.4	49.4	22.7
Deferred tax charge relating to temporary differences on property, plant and equipment, net operating losses and other non-derivative items	47.4	161.5	106.0
	172.8	210.9	128.7

Summary of reconciliation of statutory tax rate to effective corporation tax rate

	Year ended
	March 31,
	2025	2024	2023
	%	%	%
Statutory rate of Irish corporation tax on profit	12.5	12.5	12.5
Non-Irish profits and losses subject to other tax rates	(3.8)	(2.4)	(4.3)
Valuation adjustments on deferred tax assets	—	—	0.3
Other movements	1.0	(0.2)	0.4
Total effective rate of taxation on profit	9.7	9.9	8.9

Schedule of deferred taxes

The deferred tax movement per each type of temporary difference is detailed below:

	Year ended
	March 31,
	2025	2024	2023
	€M	€M	€M
Property, plant and equipment	23.6	53.4	52.2
IFRS 15 transition adjustment	—	—	7.1
Net operating losses	23.8	108.0	46.7
Other	—	0.1	—
Deferred tax charge	47.4	161.5	106.0

Deferred tax applicable to items charged or credited to other comprehensive income were as follows:

	At March 31,
	2025	2024	2023
	€M	€M	€M
Effective portion of changes in fair value of cash-flow hedges	(22.3)	48.7	66.6
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	(3.4)	(11.8)	(16.4)
Net other changes in fair value of cash-flow hedges transferred to profit or loss	(6.1)	8.8	(227.7)
Total tax (credit)/charge in other comprehensive income	(31.8)	45.7	(177.5)

The principal components of net deferred tax at each year-end were:

	At March 31,
	2025	2024	2023
	€M	€M	€M
Arising on designated hedging instruments	(11.8)	18.2	(27.6)
Property, plant and equipment	388.9	367.1	313.8
Net operating losses	(1.6)	(25.4)	(133.5)
Total	375.5	359.9	152.7